Nature of Operations and Continuance of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Continuance of Business and Basis of Presentation
1.	Basis of Presentation

The accompanying unaudited interim financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited 2013 annual financial statements and notes thereto. In the opinion of management, all adjustments consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements, which would substantially duplicate the disclosures required in the Company’s 2013 annual financial statements have been omitted.

1.	Nature of Operations and Continuance of Business

Eurocan Holdings Ltd. (the “Company”) was incorporated in the state of Nevada on February 11, 2004. Effective September 1, 2006, the Company acquired 100% of the issued and outstanding common stock of Michael Williams Web Design Inc. (“MWWD”); a private US based company, in exchange for 7,500,000 shares of common stock of the Company. MWWD was incorporated in the State of New York on February 26, 2004 and was owned by the President of the Company.

The acquisition resulted in the sole shareholder of MWWD having voting and operating control of the combined company, and, prior to the acquisition, the Company was a non-operating shell corporation with nominal net assets. The acquisition was considered a capital transaction in substance and therefore has been accounted for as a recapitalization. Under recapitalization accounting MWWD is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. These consolidated financial statements include the accounts of the Company since the effective date of the recapitalization being September 1, 2006 and the historical accounts of the business of MWWD since inception being February 26, 2004.

On November 13, 2013, Building 400 Ltd (“The Investor”) exercised its right under a convertible debenture dated October 28, 2013 to convert $202,000 in debt secured by the debenture into 20,200,000 shares of the Company’s common stock. As a result of the Issuance of stock, the investor’s beneficial ownership is 61.4% of The Company’s common stock.

The Company’s principal business is web site design for corporate customers. These consolidated financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. See Note 3 for further discussion.